Net (Loss)/Profit Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net (Loss)/Profit Per Share
19.	Net (Loss)/Profit Per Share
Loss per share was computed by dividing net (loss)/profit available to ordinary shareholders by the weighted average number of ordinary shares outstanding:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Basic net (loss)/profit per share calculation
Numerator:
Net (loss)/ profit for the period attributable to Waterdrop Inc.	(663,869)	(1,574,080)	607,717
Deemed dividend	(158,243)	—	—
Change in redemption value in preferred shares	(285,668)	(152,287)	—

Net (loss)/profit attributable to ordinary shareholders for computing basic net (loss)/profit per ordinary shares	(1,107,780)	(1,726,367)	607,717

Denominator:
Weighted average ordinary shares outstanding used in computing basic net (loss)/profit per ordinary shares	1,174,583,516	2,990,507,749	3,921,388,720
Net (loss)/profit per ordinary share attributable to ordinary shareholders basic	(0.94)	(0.58)	0.15

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Diluted net (loss)/profit per share calculation
Numerator:
Net (loss)/profit attributable to ordinary shareholders for computing diluted net (loss)/profit per ordinary shares	(1,107,780)	(1,726,367)	607,717

Denominator:
Weighted average ordinary shares outstanding used in computing basic net (loss)/profit per ordinary shares	1,174,583,516	2,990,507,749	3,921,388,720
Effect of potentially diluted share options	—	—	84,176,378
Effect of potentially diluted restricted share units	—	—	16,902,062
Weighted average ordinary shares outstanding used in computing diluted net (loss)/profit per ordinary shares	1,174,583,516	2,990,507,749	4,022,467,160
Net (loss)/profit per ordinary share attributable to ordinary shareholders diluted	(0.94)	(0.58)	0.15
The following shares outstanding were excluded from the calculation of diluted net (loss)/profit per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Shares issuable upon exercise of share options	140,815,045	60,029,916	204,753,909
Shares issuable upon exercise of restricted share units	—	—	3,622,413
Shares issuable upon vesting of nonvested restricted shares	41,520,896	3,983,115	—
Shares issuable upon conversion of Series pre-A convertible preferred shares	241,148,000	82,811,813	—
Shares issuable upon conversion of Series A convertible preferred shares	334,926,000	115,015,797	—
Shares issuable upon conversion of Series A+ convertible preferred shares	157,896,000	54,222,527	—
Shares issuable upon conversion of Series B convertible preferred shares	352,107,646	120,916,087	—
Shares issuable upon conversion of Series C convertible preferred shares	542,794,072	186,399,063	—
Shares issuable upon conversion of Series C+ convertible preferred shares	170,632,018	58,596,160	—
Shares issuable upon conversion of Series C++ convertible preferred shares	95,851,381	41,542,257	—
Shares issuable upon conversion of Series D convertible preferred shares	145,205,580	177,632,040	—